Cash and due from banks - Credit Ratings of Cash and Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of cash and cash equivalents [Line Items]
Total cash and due from banks	$ 1,923,162	$ 1,963,838
Aaa-Aa3
Disclosure of cash and cash equivalents [Line Items]
Total cash and due from banks	1,739,387	1,418,861
A1-A3
Disclosure of cash and cash equivalents [Line Items]
Total cash and due from banks	94,735	414,903
Baa1-Baa3
Disclosure of cash and cash equivalents [Line Items]
Total cash and due from banks	77,952	129,362
Ba1-Ba3
Disclosure of cash and cash equivalents [Line Items]
Total cash and due from banks	200	110
B1-B3
Disclosure of cash and cash equivalents [Line Items]
Total cash and due from banks	0	5
Caa1-Caa3
Disclosure of cash and cash equivalents [Line Items]
Total cash and due from banks	75	0
No rating
Disclosure of cash and cash equivalents [Line Items]
Total cash and due from banks	$ 10,813	$ 597